UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



   Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Partners, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  (212) 440-0740


Signature, Place and Date of Signing:


/s/Stuart J. Zimmer       New York, New York   August 13, 2002
-------------------       ------------------   ---------------
     [Signature]                 [City, State]           [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      44
                                             --

Form 13F Information Table Value Total: $145,246
                                        --------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

1           28-7074                           Stuart J. Zimmer
--          -------                           ----------------


[Repeat as necessary.]

                                                             Form 13F
                                                          June 30, 2002
                                                    Zimmer Lucas Partners, LLC



COLUMN 1                   COLUMN  2  COLUMN 3     COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8

                           TITLE OF                VALUE            SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP       (X$1000)          PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

AGL RESOURCES INC           Com       001204106    5,226,960.00     225,300.00           225,300.00                225,300.00
AMERICAN SCIENCE            Com       029429107      358,660.00      22,700.00            22,700.00                 22,700.00
AQUILA INC DEL              Cl A      03840P102    9,000,000.00   1,125,000.00         1,125,000.00                 1,125,000
B F GOODRICH CO             Com       382388106      273,200.00      10,000.00            10,000.00                 10,000.00
BIG 5 SPORTING GOODS CORP   Com       08915P101      314,380.00      22,000.00            22,000.00                 22,000.00
CINERGY CORP                Com       172474108    9,177,450.00     255,000.00           255,000.00                255,000.00
CONECTIV INC                Com       206829103    1,548,600.00      60,000.00            60,000.00                 60,000.00
CONECTIV INC                Cl A      206829202    1,078,304.00      49,600.00            49,600.00                 49,600.00
CONSOLIDATED EDISON INC     Com       209115104    9,706,875.00     232,500.00           232,500.00                232,500.00
CONSTELLATION ENERGY GROU   Com       210371100    4,401,000.00     150,000.00           150,000.00                150,000.00
DQE                         Com       23329J104   10,231,200.00     730,800.00           730,800.00                730,800.00
DTE ENERGY COMPANY          Com       233331107   13,302,720.00     298,000.00           298,000.00                298,000.00
DUKE ENERGY CORPORATION     Com       264399106      311,000.00      10,000.00            10,000.00                 10,000.00
EARTHSHELL CORP             Com       27032B100      281,635.00     244,900.00           244,900.00                244,900.00
ENERGY EAST CORPORATION     Com       29266M109    6,102,000.00     270,000.00           270,000.00                270,000.00
ENTERGY CORPORATION         Com       29364G103   12,201,500.00     287,500.00           287,500.00                287,500.00
ENTREMED INC                Com       29382F103       12,894.00       4,200.00             4,200.00                  4,200.00
FPL GROUP INC               Com       302571104    9,208,465.00     153,500.00           153,500.00                153,500.00
HEWITT ASSOCIATES, INC.     Com       42822Q100      302,900.00      13,000.00            13,000.00                 13,000.00
HYPERCOM CORP.COM           Com       9D999R619    1,540,000.00     200,000.00           200,000.00                200,000.00
INFONET SERVICES            Cl B      45666T106      136,400.00      55,000.00            55,000.00                 55,000.00
IRVINE SENSORS CORP         Com       463664508      368,000.00     200,000.00           200,000.00                200,000.00
KEYSPAN CORPORATION         Com       49337W100    1,129,500.00      30,000.00            30,000.00                 30,000.00
MEDICAL STAFFING NTWK HLD   Com       58463F104      367,500.00      15,000.00            15,000.00                 15,000.00
MERCATOR SOFTWARE INC       Com       587587106      626,433.04     412,127.00           412,127.00                412,127.00
MILLENNIUM CELL INC         Com       60038B105      555,554.10     179,211.00           179,211.00                179,211.00
MONOLITHIC SYS INC          Com       609842109      112,000.00      10,000.00            10,000.00                 10,000.00
MTC TECHNOLOGIES INC        Com       55377A106      104,500.00       5,500.00             5,500.00                  5,500.00
NISOURCE INC                Com       65473P105    3,820,250.00     175,000.00           175,000.00                175,000.00
NORTHEAST UTILITIES         Com       664397106   12,884,850.00     685,000.00           685,000.00                685,000.00
P G & E CORPORATION         Com       69331C108    4,025,250.00     225,000.00           225,000.00                225,000.00
PEOPLES ENERGY CORP         Com       711030106    5,530,982.00     151,700.00           151,700.00                151,700.00
PLANAR SYSTEMS INC          Com       726900103    3,840,028.50     199,482.00           199,482.00                199,482.00
PPL CORPORATION             Com       69351T106    4,962,000.00     150,000.00           150,000.00                150,000.00
PREMCOR INC                 Com       74045Q104       51,440.00       2,000.00             2,000.00                  2,000.00
SCANA CORP NEW              Com       80589M102    1,543,500.00      50,000.00            50,000.00                 50,000.00
SCOTTISH ANNUITY & LIFE     Com       G7885T104      143,100.00       7,500.00             7,500.00                  7,500.00
SORRENTO NETWORKS           Com       83586Q100       44,544.00      46,400.00            46,400.00                 46,400.00
SOUTHWEST AIR CO            Com       844741108      841,936.00      52,100.00            52,100.00                 52,100.00
SUPERCONDUCTOR TECHNOLOGI   Com       867931107       13,200.00       8,000.00             8,000.00                  8,000.00
THE GAP INC                 Com       364760108      142,000.00      10,000.00            10,000.00                 10,000.00
TRIUMPH GROUP INC           Com       896818101    1,565,460.00      35,100.00            35,100.00                 35,100.00
TXU CORP                    Com       873168108    7,655,175.00     148,500.00           148,500.00                148,500.00
TYCO INTERNATIONAL LTD (N   Com       902124106      202,650.00      15,000.00            15,000.00                 15,000.00
                                                   ------------
                   TOTAL                            145,245,996      7,231,620            7,231,620                 7,231,620
                                                   ============     ==========          ===========                 =========

02192.0001 #342302